Equity - Summary of Equity (Detail) - EUR (€) € in Millions	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Share capital and share premium
Share capital	€ 39			€ 39		€ 39	€ 928
Share premium	17,050			17,006		16,950	16,054
Total share capital and share premium	17,088	[1]		17,045	[1]	16,989
Other reserves
Revaluation reserve: Available-for-sale and other				3,447		3,830
Disclosure of financial assets [line items]
Revaluation reserve: Cash flow hedge	604			263		777
Revaluation reserves credit liability	8
Revaluation reserve: Property in own use	204			203		204
Revaluation reserves	3,130			3,913		4,811
Net defined benefit asset/liability remeasurement reserve	(394)			(400)		(371)
Currency translation reserve	(2,043)			(1,663)		(770)
- Share of associates and joint ventures and other	2,940			2,527		2,235
Treasury shares	(11)			(15)		(8)	(18)
Total other reserves	3,621	[1]		4,362	[1]	5,897
Retained earnings	28,339			27,022		24,371
Shareholders' equity (parent)	49,049	[1]		48,429	[1]	47,257
Non-controlling interests	803	[1]		715	[1]	606
Equity	49,851	[1]	€ 48,136	€ 49,144	[1]	€ 47,863	€ 45,610
Debt instruments at FVOCI [Member]
Disclosure of financial assets [line items]
Revaluation reserves: financial assets	1,914
Equity securities at FVOCI [Member]
Disclosure of financial assets [line items]
Revaluation reserves: financial assets	€ 398

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.